CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Change in Operating Assets [Abstract]
Change in financial assets held at amortised cost	£ (12,423)	£ (27,038)	£ (24,747)
Change in derivative financial instruments and financial assets at fair value through profit or loss	3,887	22,046	9,916
Change in other operating assets	(2,513)	520	(661)
Change in operating assets	£ (11,049)	£ (4,472)	£ (15,492)